SIGNIFICANT RISKS AND UNCERTAINTIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 148,830	$ 122,838